Basis of Preparation and Accounting Policies (Details)	12 Months Ended
Dec. 31, 2025 segment
Property, Plant and Equipment [Line Items]
Reportable segments	1
Jack-up rigs
Property, Plant and Equipment [Line Items]
Estimated useful life	30 years
Jack-up rig equipment and machinery | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Jack-up rig equipment and machinery | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Long-term maintenance | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Long-term maintenance | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years